Summary Of Selected Financial Data (Details) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) employee $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) employee $ / shares shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares employee customer item shares	Dec. 31, 2014 USD ($) $ / shares employee customer item shares	Dec. 31, 2013 USD ($) $ / shares employee customer item shares	Dec. 31, 2012 USD ($) $ / shares employee customer item shares	Dec. 31, 2011 USD ($) $ / shares employee customer item shares
Summary Of Selected Financial Data [Abstract]
Basic | $ / shares					$ 0.28	$ 0.38	$ 0.31	$ 0.24	$ 1.14	$ 1.21	$ 1.15	$ 1.04	$ 0.81
Diluted | $ / shares					0.28	0.38	0.31	0.24	1.14	1.20	1.15	1.04	0.81
Basic | $ / shares					0.10	0.00	0.00	0.00	0.00	0.11	0.10	0.08	0.02
Diluted | $ / shares					0.10	0.00	0.00	0.00	0.00	0.11	0.10	0.08	0.02
Basic | $ / shares	$ 0.16	$ 0.38	$ 0.32	$ 0.27	0.38	0.38	0.31	0.24	1.14	1.32	1.26	1.13	0.83
Diluted | $ / shares	$ 0.16	$ 0.38	$ 0.32	$ 0.27	$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 1.14	$ 1.31	$ 1.25	$ 1.12	$ 0.83
Cash dividends declared and paid | $ / shares									0.69	0.63	0.58	0.54	0.50
Return on Aqua America stockholders' equity									11.70%	14.10%	14.40%	14.20%	11.40%
Book value at year end | $ / shares									$ 9.78	$ 9.37	$ 8.68	$ 7.91	$ 7.21
Market value at year end | $ / shares									$ 29.80	$ 26.70	$ 23.59	$ 20.34	$ 17.64
Operating revenues	$ 197,067	$ 221,051	$ 205,760	$ 190,326	$ 191,389	$ 210,535	$ 195,307	$ 182,672	$ 814,204	$ 779,903	$ 761,893	$ 750,685	$ 680,677
Depreciation and amortization									128,737	126,535	123,985	116,180	107,463
Interest expense, net									76,536	76,397	77,316	77,757	77,804
Income (loss) before equity in earnings of subsidiaries and income taxes									216,752	239,103	224,104	247,057	207,265
Provision for income taxes									14,962	25,219	21,233	65,220	67,590
Income from continuing operations					48,954	67,711	54,818	42,401	201,790	213,884	202,871	181,837	139,675
Income from discontinued operations					17,861	285	751	458		19,355	18,429	14,726	3,394
Net income attributable to common shareholders	28,434	$ 67,429	$ 57,382	$ 48,545	66,815	$ 67,996	$ 55,569	$ 42,859	201,790	233,239	221,300	196,563	143,069
Total assets	5,741,038				5,406,752				5,741,038	5,406,752	5,051,817	4,858,517	4,348,420
Property, plant and equipment, net	4,688,925				4,401,990				4,688,925	4,401,990	4,138,568	3,907,552	3,502,968
Aqua America stockholders' equity	1,725,930				1,655,343				1,725,930	1,655,343	1,534,835	1,385,704	1,251,313
Long-term debt, including current portion	1,779,205				1,619,270				1,779,205	1,619,270	1,554,871	1,588,992	1,475,886
Total debt	$ 1,795,926				$ 1,637,668				1,795,926	1,637,668	1,591,611	1,669,375	1,583,657
Operating cash flows from continuing operations									370,794	364,888	365,409	375,823	349,927
Capital additions									364,689	328,605	307,908	347,098	324,360
Net cash expended for acquisitions of utility systems and other									28,989	14,616	14,997	121,248	8,515
Dividends on common stock									$ 121,248	$ 112,106	$ 102,889	$ 93,423	$ 87,133
Number of utility customers served | customer									957,866	940,119	928,200	917,986	848,336
Number of shareholders of common stock | item									25,269	25,780	25,833	26,216	26,744
Common shares outstanding | shares	176,544				176,753				176,544	176,753	176,751	175,209	173,519
Employees (full-time) | employee	1,617				1,617				1,617	1,617	1,542	1,556	1,464
Noncash impairment charge	$ 32,975
Noncash impairment charge, net	$ 21,433